Related party transactions (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Wages and benefits paid	$ 278,840	$ 196,097	$ 194,166
Professional fees	58,500	30,000	$ 30,000
Professional fees paid or accrued to an officer	53,000
Transfers of research and development to entity, related party transactions	106,366
Consulting fees	$ 34,950	$ 36,000
Description of professiona fees	As at December 31, 2021, $Nil (2020 - $52,450) was payable to the former Chief Financial Officer (“CFO”) of the Company for CFO services, and $81,104 (2020 - $20,340) was payable to directors of the Company, $25,000 (2020 - $518,084) was accrued to the Chief Executive Officer (“CEO”) of the Company, for CEO services, and $47,543 (2020 - $Nil) was accrued to the Chief Medical Officer (“CMO”) of the Company, for consulting services. The balances are unsecured, non-interest bearing, and have no fixed terms of repayment.